SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax provision (benefit) at U.S. statutory rate	21.00%	(21.00%)
Income tax provision (benefit) – State	6.50%	3.97%
Permanent items	(89.99%)	19.33%
Effect of change in valuation allowance	62.49%	5.64%
Effective income tax rate	0.00%	0.00%